VESSELS AND EQUIPMENT, NET (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended						0 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 03, 2012 River Business [Member]	Apr. 25, 2012 River Business [Member]	Dec. 31, 2013 Offshore Supply Business [Member]	Jul. 25, 2013 Noncontrolling Interest Acquisition [Member]	Jul. 05, 2013 Noncontrolling Interest Acquisition [Member]	Dec. 31, 2011 Barges [Member] Vessels Built [Member] River Business [Member] Vessel	Dec. 31, 2013 Ocean-going Vessels [Member]	Dec. 31, 2012 Ocean-going Vessels [Member]	Dec. 31, 2013 River Barges and Push Boats [Member]	Dec. 31, 2012 River Barges and Push Boats [Member]	Dec. 31, 2011 River Barges and Push Boats [Member] Pushboats [Member] Vessels Purchased [Member] River Business [Member] Vessel	Dec. 31, 2012 River Barges and Push Boats [Member] Pushboats [Member] Vessels Sold [Member] River Business [Member]	Dec. 31, 2012 River Barges and Push Boats [Member] Barges [Member] Vessels Built [Member] River Business [Member] Vessel	Dec. 31, 2013 River Barges and Push Boats [Member] Barges [Member] Vessels Built, Sold and Leaseback [Member] River Business [Member] Vessel	Dec. 31, 2012 River Barges and Push Boats [Member] Barges [Member] Vessels Built, Sold and Leaseback [Member] River Business [Member] Vessel	Dec. 31, 2013 PSVs [Member]	Dec. 31, 2012 PSVs [Member]	Oct. 03, 2013 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] CHINA [Member]	Oct. 22, 2013 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member]	Dec. 31, 2007 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member] Vessel	Jan. 30, 2013 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member]	May 22, 2012 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member]	Aug. 12, 2013 PSVs [Member] Vessels Built [Member] Delivery of UP Pearl [Member] INDIA [Member]	Dec. 31, 2013 Advances for PSV Construction [Member]	Dec. 31, 2012 Advances for PSV Construction [Member]	Dec. 31, 2013 Furniture and Equipment [Member]	Dec. 31, 2012 Furniture and Equipment [Member]	Dec. 31, 2013 Building, Land, Operating Base and Shipyard [Member]	Dec. 31, 2012 Building, Land, Operating Base and Shipyard [Member]
Property, Plant and Equipment [Line Items]
Total original book value	$ 972,268	$ 870,447							$ 31,400	$ 123,994	$ 115,375	$ 415,817	$ 411,820			$ 9,100			$ 365,823	$ 223,032							$ 0	$ 53,496	$ 12,882	$ 11,822	$ 53,752	$ 54,902
Accumulated depreciation	(256,837)	(222,928)
Net book value	715,431	647,519
Depreciation expense	38,951	38,914	34,891
Capitalized interest	0	0	0
ACQUISITIONS AND DISPOSALS [Abstract]
Number of vessels									42					3		8	10	14					4
Aggregate purchase (sale) price														2,900	3,850		9,410	13,020			31,450		88,052
Lease term																	10 years	10 years
Gain on sale of vessel															3,564		1,889	2,116
Cost of vessel	972,268	870,447							31,400	123,994	115,375	415,817	411,820			9,100			365,823	223,032							0	53,496	12,882	11,822	53,752	54,902
Additional acquisition costs														2,000							2,644
Equity method ownership percentage (in hundredths)	50.00%				100.00%
Business acquisition, partner's interests acquired (in hundredths)				50.00%
Partners interest				250
Percentage of purchase price paid in installments (in hundredths)																							20.00%
Reduction in contract price due to penalty for late delivery																								1,800	1,800	1,800
Debt instrument, periodic payment																										893
Maximum delivery period of vessel																						210 days
Aggregate amount of advances																						13,208
Interest on advances (in hundredths)																						7.00%
Current other receivables	41,832	22,532				17,589
Ownership percentage by noncontrolling owners (in hundredths)	87.90%							5.55%
Number of shares of common stock to be purchased from noncontrolling interest (in shares)								2,500,119
Payments to noncontrolling interests	$ 10,250	$ 0	$ 0				$ 10,250
Ownership percentage in UP Offshore (Bahamas) Limited (in hundredths)							100.00%